Annual Total Returns - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MFS Emerging Markets Equity Research Fund
Prospectus [Line Items]
Annual Return [Percent]	7.03%	8.91%	(22.47%)
MFS Equity Income Fund
Prospectus [Line Items]
Annual Return [Percent]	12.65%	15.92%	(7.12%)	25.97%	8.32%	25.44%	(7.73%)	19.64%	10.40%	(1.08%)
MFS Intrinsic Value Fund
Prospectus [Line Items]
Annual Return [Percent]	10.36%	24.62%